UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number	811-06490

Dreyfus Premier Investment Funds, Inc.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

Bennett A. MacDougall, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6400

Date of fiscal year end:	12/31
Date of reporting period:	09/30/17

The following N-Q relates only to the Registrant's series listed below and does not relate to any series of the Registrant with a different fiscal year end and, therefore, different N-Q reporting requirements.  A separate N-Q will be filed for any series with a different fiscal year end, as appropriate.

Dreyfus Large Cap Equity Fund

Dreyfus Large Cap Growth Fund

FORM N-Q

Item 1.                         Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus Large Cap Equity Fund
September 30, 2017 (Unaudited)

Description	Shares		Value ($)
Common Stocks - 99.7%
Banks - 3.8%
Bank of America	451,640		11,444,558
Citizens Financial Group	162,490		6,153,496
SVB Financial Group	23,387	[a]	4,375,474
			21,973,528
Capital Goods - 8.5%
3M	30,422		6,385,578
Deere & Co.	53,073		6,665,438
Eaton	72,740		5,585,705
Honeywell International	68,475		9,705,646
Illinois Tool Works	72,053		10,660,962
Ingersoll-Rand	110,570		9,859,527
			48,862,856
Consumer Durables & Apparel - .5%
NIKE, Cl. B	56,114		2,909,511
Consumer Services - 2.3%
Starbucks	120,031		6,446,865
Yum! Brands	93,790		6,903,882
			13,350,747
Diversified Financials - 7.9%
Ally Financial	353,070		8,565,478
Charles Schwab	215,130		9,409,786
Intercontinental Exchange	63,280		4,347,336
Invesco	242,116		8,483,745
Synchrony Financial	238,070		7,392,074
Voya Financial	174,690		6,968,384
			45,166,803
Energy - 7.9%
Andeavor	62,646		6,461,935
Chevron	45,599		5,357,883
Exxon Mobil	53,600		4,394,128
Halliburton	135,480		6,236,144
Nabors Industries	617,790	[b]	4,985,565
Pioneer Natural Resources	34,087		5,029,196
Schlumberger	49,740		3,469,862

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 99.7% (continued)
Energy - 7.9% (continued)
Targa Resources	69,380		3,281,674
Valero Energy	80,930		6,225,945
			45,442,332
Food & Staples Retailing - 1.4%
Costco Wholesale	48,125		7,906,456
Food, Beverage & Tobacco - 6.2%
Constellation Brands, Cl. A	40,560		8,089,692
Mondelez International, Cl. A	157,310		6,396,225
Monster Beverage	122,487	[a]	6,767,407
PepsiCo	57,347		6,390,176
Philip Morris International	71,932		7,985,171
			35,628,671
Health Care Equipment & Services - 5.0%
Abbott Laboratories	143,370		7,650,223
Align Technology	32,066	[a]	5,972,934
Hill-Rom Holdings	35,940		2,659,560
UnitedHealth Group	62,791		12,297,617
			28,580,334
Household & Personal Products - .9%
Procter & Gamble	58,505		5,322,785
Insurance - 1.5%
Hartford Financial Services Group	160,720		8,908,710
Materials - 3.4%
Celanese, Ser. A	74,650		7,783,755
DowDuPont	103,390		7,157,690
Nucor	79,590		4,460,224
			19,401,669
Media - 4.0%
Comcast, Cl. A	243,819		9,382,155
Time Warner	20,021		2,051,151
Twenty-First Century Fox, Cl. A	220,720		5,822,594
Walt Disney	55,876		5,507,697
			22,763,597
Pharmaceuticals, Biotechnology & Life Sciences - 9.1%
Agilent Technologies	118,180		7,587,156
Alexion Pharmaceuticals	27,047	[a]	3,794,424
Allergan	26,356		5,401,662
BioMarin Pharmaceutical	29,933	[a]	2,785,864
Bristol-Myers Squibb	69,750		4,445,865

Description	Shares		Value ($)
Common Stocks - 99.7% (continued)
Pharmaceuticals, Biotechnology & Life Sciences - 9.1% (continued)
Celgene	36,744	[a]	5,358,010
Eli Lilly & Co.	55,700		4,764,578
Incyte	22,991	[a]	2,683,969
Johnson & Johnson	48,396		6,291,964
Merck & Co.	112,210		7,184,806
TESARO	13,317	[a,b]	1,719,225
			52,017,523
Real Estate - 2.4%
American Tower	31,612	[c]	4,320,728
Empire State Realty Trust, Cl. A	125,250	[c]	2,572,635
Equinix	12,361	[c]	5,516,714
Kimco Realty	84,510	[c]	1,652,171
			14,062,248
Retailing - 4.6%
Amazon.com	17,327	[a]	16,657,311
Home Depot	61,261		10,019,849
			26,677,160
Semiconductors & Semiconductor Equipment - 7.3%
Broadcom	57,795		14,017,599
Lam Research	28,081		5,196,108
Micron Technology	64,391	[a]	2,532,498
NVIDIA	84,306		15,071,384
Taiwan Semiconductor Manufacturing,
ADR	132,800		4,986,640
			41,804,229
Software & Services - 16.1%
Adobe Systems	79,675	[a]	11,885,916
Alphabet, Cl. A	19,353	[a]	18,844,403
Electronic Arts	97,651	[a]	11,528,677
Facebook, Cl. A	86,887	[a]	14,846,382
Microsoft	47,760		3,557,642
salesforce.com	84,428	[a]	7,887,264
Splunk	108,350	[a,b]	7,197,691
Vantiv, Cl. A	89,280	[a,b]	6,291,562
Visa, Cl. A	98,040		10,317,730
			92,357,267
Technology Hardware & Equipment - 2.4%
Apple	51,882		7,996,054

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 99.7% (continued)
Technology Hardware & Equipment - 2.4% (continued)
Corning	191,460		5,728,483
			13,724,537
Telecommunication Services - 2.1%
AT&T	123,900		4,853,163
T-Mobile US	114,703	[a]	7,072,587
			11,925,750
Transportation - 1.5%
CSX	155,670		8,446,654
Utilities - .9%
Exelon	145,810		5,492,663
Total Common Stocks (cost $412,963,546)			572,726,030
Description	Shares		Value ($)
Other Investment - .2%
Registered Investment Company;
Dreyfus Institutional Preferred
Government Plus Money Market Fund
(cost $1,101,461)	1,101,461	[d]	1,101,461
Description
Investment of Cash Collateral for Securities Loaned - 1.3%
Registered Investment Company;
Dreyfus Institutional Preferred
Government Money Market Fund,
Institutional Shares
(cost $7,283,755)	7,283,755	[d]	7,283,755
Total Investments (cost $421,348,762)	101.2%		581,111,246
Liabilities, Less Cash and Receivables	(1.2%)		(6,938,952)
Net Assets	100.0%		574,172,294

ADR—American Depository Receipt

[a]	Non-income producing security.
[b]

Security, or portion thereof, on loan. At September 30, 2017, the value of the fund’s securities on loan was $17,617,755 and the value of the collateral held by the fund was $18,063,537, consisting of cash collateral of $7,283,755 and U.S. Government & Agency securities valued at $10,779,782.

[c]	Investment in real estate investment trust.
[d]	Investment in affiliated money market mutual fund.

Portfolio Summary (Unaudited)†	Value (%)
Software & Services	16.1
Pharmaceuticals, Biotechnology & Life Sciences	9.1
Capital Goods	8.5
Energy	7.9
Diversified Financials	7.9
Semiconductors & Semiconductor Equipment	7.3
Food, Beverage & Tobacco	6.2
Health Care Equipment & Services	5.0
Retailing	4.6
Media	4.0
Banks	3.8
Materials	3.4
Real Estate	2.4
Technology Hardware & Equipment	2.4
Consumer Services	2.3
Telecommunication Services	2.1
Insurance	1.5
Transportation	1.5
Money Market Investments	1.5
Food & Staples Retailing	1.4
Utilities	.9
Household & Personal Products	.9
Consumer Durables & Apparel	.5
101.2

† Based on net assets.
See notes to financial statements.

STATEMENT OF INVESTMENTS
Dreyfus Large Cap Equity Fund
September 30, 2017 (Unaudited)

The following is a summary of the inputs used as of September 30, 2017 in valuing the fund’s investments:

		Level 2 - Other
	Level 1 - Unadjusted	Significant	Level 3 -Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs	Total
Assets ($)
Investments in Securities:
Equity Securities—
Domestic Common
Stocks†	567,739,390	-	-	567,739,390
Equity Securities—
Foreign Common
Stocks†	4,986,640	-	-	4,986,640
Registered Investment
Companies	8,385,216	-	-	8,385,216

†	See Statement of Investments for additional detailed categorizations.

NOTES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not

NOTES

traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by an independent pricing service (the “Service”) approved by the Board Members (“Board”).These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service’s procedures are reviewed by Dreyfus under the general supervision of the Board.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are generally categorized within Level 3 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by Dreyfus or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the

NOTES

benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral.

Effective July 1, 2015, the fund adopted new accounting guidance under Accounting Standards Update No. 2014-11, which requires expanded disclosures related to financial assets pledged in secured financing transactions (such as securities lending) and the related contractual maturity terms of these secured transactions. The type of securities loaned for which cash collateral was received, is indicated in the Statement of Investments. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis.

At September 30, 2017, accumulated net unrealized appreciation on investments was $159,762,484 consisting of $166,625,676 gross unrealized appreciation and $6,863,192 gross unrealized depreciation.

At September 30, 2017, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus Large Cap Growth Fund
September 30, 2017 (Unaudited)

Description	Shares		Value ($)
Common Stocks - 99.5%
Capital Goods - 11.9%
3M	4,571		959,453
Boeing	4,261		1,083,189
Honeywell International	6,825		967,375
Illinois Tool Works	6,881		1,018,113
Ingersoll-Rand	13,730		1,224,304
Lockheed Martin	2,057		638,267
Roper Technologies	3,027		736,772
			6,627,473
Consumer Durables & Apparel - .5%
NIKE, Cl. B	5,879		304,826
Consumer Services - 3.9%
MGM Resorts International	22,220		724,150
Starbucks	12,018		645,487
Yum! Brands	10,704		787,921
			2,157,558
Diversified Financials - 2.2%
Charles Schwab	18,187		795,499
Invesco	12,214		427,979
			1,223,478
Energy - .8%
Nabors Industries	20,470	[a]	165,193
Superior Energy Services	27,740	[a,b]	296,263
			461,456
Food & Staples Retailing - 1.6%
Costco Wholesale	5,250		862,522
Food, Beverage & Tobacco - 6.1%
Altria Group	4,706		298,455
Constellation Brands, Cl. A	4,512		899,918
Mondelez International, Cl. A	9,170		372,852
Monster Beverage	10,869	[b]	600,512
PepsiCo	6,734		750,370
Philip Morris International	4,295		476,788
			3,398,895

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 99.5% (continued)
Health Care Equipment & Services - 5.0%
Align Technology	3,902	[b]	726,826
Hill-Rom Holdings	7,270		537,980
Humana	771		187,839
UnitedHealth Group	6,706		1,313,370
			2,766,015
Materials - 3.8%
Celanese, Ser. A	9,875		1,029,666
FMC	11,792		1,053,143
			2,082,809
Media - 3.9%
Comcast, Cl. A	24,872		957,075
Twenty-First Century Fox, Cl. A	22,220		586,164
Walt Disney	6,379		628,778
			2,172,017
Pharmaceuticals, Biotechnology & Life Sciences - 9.7%
AbbVie	9,210		818,401
Agilent Technologies	11,004		706,457
Alexion Pharmaceuticals	2,880	[b]	404,035
Allergan	1,341		274,838
Biogen	943	[b]	295,272
Bristol-Myers Squibb	7,584		483,404
Celgene	4,717	[b]	687,833
Clovis Oncology	20	[a,b]	1,648
Eli Lilly & Co.	4,392		375,692
Gilead Sciences	6,809		551,665
Incyte	2,140	[b]	249,824
TESARO	1,296	[a,b]	167,314
Vertex Pharmaceuticals	2,435	[b]	370,217
			5,386,600
Real Estate - 1.6%
Equinix	1,223	[c]	545,825
Kimco Realty	16,671	[c]	325,918
			871,743
Retailing - 8.9%
Amazon.com	2,411	[b]	2,317,815
Lowe's	9,044		722,977
Netflix	3,582	[b]	649,596
Priceline Group	303	[b]	554,739

Description	Shares		Value ($)
Common Stocks - 99.5% (continued)
Retailing - 8.9% (continued)
The TJX Companies	9,563		705,080
			4,950,207
Semiconductors & Semiconductor Equipment - 10.3%
Analog Devices	7,312		630,075
Broadcom	6,617		1,604,887
Lam Research	4,928		911,877
Micron Technology	5,957	[b]	234,289
NVIDIA	10,670		1,907,476
Taiwan Semiconductor Manufacturing,
ADR	10,724		402,686
			5,691,290
Software & Services - 22.5%
Adobe Systems	7,995	[b]	1,192,694
Alphabet, Cl. A	3,129	[b]	3,046,770
Black Knight Financial Services, Cl. A	8,850	[a,b]	380,992
Electronic Arts	8,420	[b]	994,065
Facebook, Cl. A	13,474	[b]	2,302,302
Microsoft	19,426		1,447,043
salesforce.com	12,138	[b]	1,133,932
Splunk	9,760	[a,b]	648,357
Visa, Cl. A	12,664	[a]	1,332,759
			12,478,914
Technology Hardware & Equipment - 5.9%
Apple	17,112		2,637,301
Corning	22,270		666,318
			3,303,619
Telecommunication Services - .9%
T-Mobile US	8,150	[b]	502,529
Total Common Stocks (cost $38,034,804)			55,241,951
Description
Other Investment - .9%
Registered Investment Company;
Dreyfus Institutional Preferred
Government Plus Money Market Fund
(cost $511,767)	511,767	[d]	511,767

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares	Value ($)
Investment of Cash Collateral for Securities Loaned - 1.9%
Registered Investment Company;
Dreyfus Institutional Preferred
Government Money Market Fund,
Institutional Shares
(cost $1,019,932)	1,019,932 [d]	1,019,932
Total Investments (cost $39,566,503)	102.3%	56,773,650
Liabilities, Less Cash and Receivables	(2.3%)	(1,257,678)
Net Assets	100.0%	55,515,972

ADR—American Depository Receipt

[a]

Security, or portion thereof, on loan. At September 30, 2017, the value of the fund’s securities on loan was $2,721,314 and the value of the collateral held by the fund was $2,776,213, consisting of cash collateral of $1,019,932 and U.S. Government & Agency securities valued at $1,756,281.

[b]	Non-income producing security.
[c]	Investment in real estate investment trust.
[d]	Investment in affiliated money market mutual fund.

Portfolio Summary (Unaudited)†	Value (%)
Software & Services	22.5
Capital Goods	11.9
Semiconductors & Semiconductor Equipment	10.3
Pharmaceuticals, Biotechnology & Life Sciences	9.7
Retailing	8.9
Food, Beverage & Tobacco	6.1
Technology Hardware & Equipment	5.9
Health Care Equipment & Services	5.0
Media	3.9
Consumer Services	3.9
Materials	3.8
Money Market Investments	2.8
Diversified Financials	2.2
Real Estate	1.6
Food & Staples Retailing	1.6
Telecommunication Services	.9
Energy	.8
Consumer Durables & Apparel	.5
102.3

† Based on net assets.
See notes to financial statements.

STATEMENT OF INVESTMENTS
Dreyfus Large Cap Growth Fund
September 30, 2017 (Unaudited)

The following is a summary of the inputs used as of September 30, 2017 in valuing the fund’s investments:

		Level 2 - Other
	Level 1 - Unadjusted	Significant	Level 3 -Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs	Total
Assets ($)
Investments in Securities:
Equity Securities—
Domestic Common
Stocks†	53,234,378	-	-	53,234,378
Equity Securities—
Foreign Common
Stocks†	2,007,573	-	-	2,007,573
Registered Investment
Companies	1,531,699	-	-	1,531,699

†	See Statement of Investments for additional detailed categorizations.

NOTES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not

NOTES

traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by an independent pricing service (the “Service”) approved by the Board Members (“Board”).These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service’s procedures are reviewed by Dreyfus under the general supervision of the Board.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are generally categorized within Level 3 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by Dreyfus or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the

NOTES

benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral.

Effective July 1, 2015, the fund adopted new accounting guidance under Accounting Standards Update No. 2014-11, which requires expanded disclosures related to financial assets pledged in secured financing transactions (such as securities lending) and the related contractual maturity terms of these secured transactions. The type of securities loaned for which cash collateral was received, is indicated in the Statement of Investments. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis.

At September 30, 2017, accumulated net unrealized appreciation on investments was $17,207,146, consisting of $17,577,265 gross unrealized appreciation and $370,119 gross unrealized depreciation.

At September 30, 2017, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.

Item 2.             Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.             Exhibits.

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

FORM N-Q

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Premier Investment Funds, Inc.

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    November 16, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    November 16, 2017

By:       /s/ James Windels

            James Windels

            Treasurer

Date:    November 16, 2017

EXHIBIT INDEX

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)